Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings (Loss) Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share

	For the years ended December 31,
	2017	2016	2015
Net income (loss)	$(54,783,273)	$17,278,404	$14,119,814
Dividends to Class A preferred shareholders	(686,400)	(333,327)	-
Net income (loss) attributable to the ordinary shareholders	(55,469,673)	16,945,077	14,119,814

Basic weighted-average common shares outstanding	17,343,763	18,353,249	20,859,953
Conversion of Class A Convertible Redeemable Preferred Shares	-	715,000	-
Release of Restricted Shares Placed in Escrow	-	2,666,667	-
Conversion of Unit Purchase Option	-	136,508	-
Conversion of Restricted Shares	-	208	-
Diluted weighted-average common shares outstanding	17,343,763	21,871,632	20,859,953

Earnings (loss) per share:
Basic	$(3.20)	$0.92	$0.68
Diluted	$(3.20)	$0.77	$0.68